Borrowings (Tables)	6 Months Ended
Jun. 30, 2020
BORROWINGS [Abstract]
Loans' outstanding amounts
Facility	June 30, 2020	December 31, 2019
Secured credit facilities	$108,160	$119,629
2022 Senior Secured Notes	305,000	305,000
2022 Notes	476,822	497,604
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $835 and $2,163, respectively)	97,710	130,538
$50.0 million NSM Loan (incl. accrued interest $14)	31,514	—
Sale and Leaseback Agreements	65,705	—
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable	138,946	145,359
Total borrowings	1,607,483	1,581,756
Less: current portion, net	(69,732)	(50,110)
Less: deferred finance costs, net	(15,702)	(18,509)
Total long-term borrowings	$1,522,049	$1,513,137

Principal payments
Payment due by period
June 30, 2021 (incl. total accrued interest $849 of NSM Loan & $50.0 million NSM Loan )	$71,407
June 30, 2022	1,050,220
June 30, 2023	381,781
June 30, 2024	46,268
June 30, 2025	19,811
June 30, 2026 and thereafter	37,996
Total	$1,607,483